united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23602

Humankind Benefit Corporation

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

HSC Agent Services, Inc.

245 W Chase Street, Baltimore, MD 21217

(Name and address of agent for service)

Registrant's telephone number, including area code: 646-838-4352

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

HKND

Annual Report

December 31, 2023

1-888-557-6692

www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

Humankind US Stock ETF

MANAGEMENT DISCUSSION & ANALYSIS (Unaudited)

December 31, 2023

The equity markets in 2023 fluctuated with changing perspectives about the future trajectory of interest rates. Uncertainty about a reduction in inflation and central bank promises of maintaining tight policies for longer dominated the conversation for most of the year. From the end of October, clarity emerged that the rate hike cycle had come to an end and the markets rallied substantially on speculation that rate cuts would be coming in 2024. In 2023, the S&P 500 benchmark rallied 26.26% and the Nasdaq Composite rallied 44.70%. The particularly strong performance of technology shares in the Nasdaq composite was driven by enthusiasm over developments in artificial intelligence, reversing almost the entire 2022 loss of -32.51%.

During 2023, the fund returned 12.35% (using the net asset value (NAV) price of the fund) compared to 25.47% for the benchmark S&P 1500 index. This divergence can be attributed to the robust rebound in technology names, to which the fund had an underweight allocation, and other depressed sectors of the market. Looking at the two-year period from the beginning of 2022, which includes both the decline and the rebound in the more volatile sectors of the market, the fund returned 1.96% (using the market price of the fund) compared to 2.86% for the S&P 1500 index.

Sector performance in the fund mirrored broader market trends. The information technology sector posted a return of 48.34% and despite an underweight allocation of approximately 11.44% accounted for more than a third of the fund’s total gain at 4.87%. The second most significant estimated contribution of 2.92% was from the communication services sector, which posted a performance of 28.49%. Only three sectors exhibited negative performance during 2023: materials, utilities, and consumer staples. These sectors reduced the fund’s overall return by estimates of -.49%, -.23%, and -.11% respectively.

Focusing on the individual company level, the top five contributing companies were Alphabet, Microsoft, Apple, Eli Lilly, and Amazon with estimated return contributions of 2.16%, 1.81%, 1.25%, 1.13% and .66% respectively. The dominant presence of technology names among the fund’s top performers reflected the overall strength of the sector. These were joined by Eli Lilly, which rallied 60.91% for the year on excitement over the health benefits associated with Mounjaro and Zepbound. The five largest detractors from performance were Pfizer, FMC, Corteva, Bristol-Meyers and Archer-Daniels-Midland, with estimated return contributions of -1.02%, -.48%, -.36%, -.34% and -.26% respectively. The poor performance was largely driven by a significant inventory correction in the agricultural supplies sector and idiosyncratic pipeline concerns in the case of the two large pharmaceutical companies.

7172-NLD 02/13/2024

Humankind US Stock ETF

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the year ended December 31, 2023 compared to its benchmark:

		Since
Fund/Index	One Year	Inception**
Humankind US Stock ETF — NAV	12.35%	7.51%
Humankind US Stock ETF — Market Price	12.32%	7.47%
S&P Composite 1500 TR***	25.47%	8.78%
Humankind US Equity Index ****	12.48%	7.60%

Comparison of Change in Value of $10,000 Investment

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (2/23/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.11% per the April 30, 2023 prospectus. Please see the Financial Highlights for a most recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-888-557-6692.

Humankind US Stock ETF

PORTFOLIO REVIEW (Unaudited) (Continued)

December 31, 2023

**	As of the close of business on February 23, 2021

***	The S&P Composite 1500 TR combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

****	The Humankind US Equity Index (the “Index”) is designed to provide exposure to approximately 1,000 U.S. listed public companies that, Humankind Investments LLC (“Index Sponsor”) has determined to have the most positive impact on humanity, defined as investors, customers, employees, and members of society. The Index’s methodology is owned and compiled by the Index Sponsor and utilizes an independent index calculation agent, Solactive AG, to calculate, publish, and maintain the index market value on a daily basis.

The index methodology also seeks to, although is under no obligation to, follow the principles of the United Nations Principles for Responsible Investment (“UNPRI”). For the Index, this particularly includes incorporating environmental, social, and corporate governance issues into the Index Sponsor’s investment analysis and decision-making processes. Additional information related to the UNPRI is available at: https://www.unpri.org/.

Portfolio Composition as of December 31, 2023

Portfolio Composition (Unaudited)	% of Net Assets
Common Stocks	99.5%
Other Assets in Excess of Liabilities	0.5%
100.0%

Industry Composition (Unaudited)	% of Net Assets
Biotech & Pharma	17.1%
Medical Equipment & Devices	9.1%
Health Care Facilities & Services	7.9%
Chemicals	7.9%
Software	4.9%
Technology Hardware	4.7%
Internet Media & Services	4.5%
Household Products	4.4%
Wholesale - Consumer Staples	4.2%
Machinery	3.7%
Other Assets and Other Liabilities - Net	31.6%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING — 0.2%
2,684	Interpublic Group of Companies, Inc.	$87,606
1,394	Omnicom Group, Inc.	120,595
4,028	Stagwell, Inc.(a)	26,705
		234,906
	AEROSPACE & DEFENSE — 0.0%(b)
64	Teledyne Technologies, Inc.(a)	28,563

	APPAREL& TEXTILE PRODUCTS — 0.0%(b)
218	Carter’s, Inc	16,326
44	Oxford Industries, Inc.	4,400
197	Ralph Lauren Corporation	28,407
		49,133
	ASSET MANAGEMENT — 0.5%
99	Affiliated Managers Group, Inc	14,991
149	Ameriprise Financial, Inc	56,595
325	Apollo Global Management, Inc	30,287
110	Ares Management Corporation, Class A	13,081
205	Artisan Partners Asset Management, Inc., Class A	9,057
214	BlackRock, Inc	173,725
211	Blue Owl Capital, Inc.	3,144
347	Brightsphere Investment Group, Inc	6,649
698	Carlyle Group, Inc.	28,402
505	Charles Schwab Corporation	34,744
77	Cohen & Steers, Inc.	5,831
287	F&G Annuities & Life, Inc.	13,202
331	Federated Hermes, Inc.	11,208
1,271	Franklin Resources, Inc.	37,863
1,724	Invesco Ltd	30,756
170	LPL Financial Holdings, Inc	38,695
869	ODP Corporation (The)(a)	48,925
74	OmniAb, Inc. - Earnout shares(a),(c),(d),(e)	409
191	Raymond James Financial, Inc.	21,296
186	StepStone Group, Inc., Class A	5,920
100	Stifel Financial Corporation	6,915

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ASSET MANAGEMENT — 0.5% (Continued)
649	T Rowe Price Group, Inc.	$69,891
688	TPG, Inc	29,701
192	Victory Capital Holdings, Inc.	6,612
		697,899
	BANKING — 2.4%
64	1st Source Corporation	3,517
167	Ameris Bancorp	8,859
616	Associated Banc-Corporation	13,176
128	Atlantic Union Bankshares Corporation	4,677
485	Banc of California, Inc	6,511
52	BancFirst Corporation	5,061
71	Bancorp, Inc. (The)(a)	2,738
11,679	Bank of America Corporation	393,232
90	Bank of Hawaii Corporation	6,521
277	Bank OZK	13,803
100	Banner Corporation	5,356
163	Berkshire Hills Bancorp, Inc	4,047
175	BOK Financial Corporation	14,989
204	Cadence Bank	6,036
259	Cathay General Bancorp	11,544
3,253	Citigroup, Inc.	167,334
1,889	Citizens Financial Group, Inc.	62,601
266	Columbia Banking System, Inc.	7,097
475	Comerica, Inc	26,510
231	Commerce Bancshares, Inc	12,338
129	Community Bank System, Inc.	6,722
95	Cullen/Frost Bankers, Inc.	10,307
94	Customers Bancorp, Inc.(a)	5,416
217	CVB Financial Corporation	4,381
161	Eagle Bancorp, Inc	4,852
359	East West Bancorp, Inc.	25,830
513	Eastern Bankshares, Inc	7,285
75	Enterprise Financial Services Corporation	3,349
113	FB Financial Corporation	4,503

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING — 2.4% (Continued)
1,637	Fifth Third Bancorp	$56,460
95	First Bancorp	3,516
11	First Citizens BancShares, Inc., Class A	15,609
234	First Commonwealth Financial Corporation	3,613
253	First Financial Bancorp	6,009
162	First Financial Bankshares, Inc	4,909
448	First Hawaiian, Inc	10,241
1,747	First Horizon Corporation	24,738
121	First Interstate BancSystem, Inc., Class A	3,721
138	First Merchants Corporation	5,117
826	FNB Corporation	11,374
417	Fulton Financial Corporation	6,864
176	Glacier Bancorp, Inc.	7,272
248	Hancock Whitney Corporation	12,050
151	Heartland Financial USA, Inc	5,679
275	Hilltop Holdings, Inc.	9,683
332	Home BancShares, Inc	8,410
496	Hope Bancorp, Inc.	5,992
3,456	Huntington Bancshares, Inc	43,960
87	Independent Bank Corporation	5,725
113	International Bancshares Corporation	6,138
4,079	JPMorgan Chase & Company	693,838
1,802	KeyCorporation	25,949
100	Live Oak Bancshares, Inc.	4,550
412	M&T Bank Corporation	56,477
105	Merchants Bancorp	4,471
95	National Bank Holdings Corporation, Class A	3,533
104	NBT Bancorp, Inc	4,359
605	New York Community Bancorp, Inc.	6,189
506	Old National Bancorp	8,546
245	Pacific Premier Bancorp, Inc.	7,132
31	Park National Corporation	4,119
161	Pinnacle Financial Partners, Inc	14,042
1,119	PNC Financial Services Group, Inc	173,277

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING — 2.4% (Continued)
137	Prosperity Bancshares, Inc	$9,279
3,413	Regions Financial Corporation	66,144
168	Renasant Corporation	5,658
111	S&T Bancorp, Inc.	3,710
122	Sandy Spring Bancorp, Inc.	3,323
123	Seacoast Banking Corp of Florida	3,501
56	ServisFirst Bancshares, Inc	3,731
423	Simmons First National Corporation, Class A	8,392
118	SouthState Corporation	9,965
70	Stock Yards Bancorp, Inc	3,604
515	Synovus Financial Corporation	19,390
144	Texas Capital Bancshares, Inc.(a)	9,307
331	TFS Financial Corporation	4,862
69	Tompkins Financial Corporation	4,156
199	Towne Bank	5,922
73	TriCompany Bancshares	3,137
43	Triumph Financial, Inc.(a)	3,448
2,701	Truist Financial Corporation	99,721
184	Trustmark Corporation	5,130
98	UMB Financial Corporation	8,188
269	United Bankshares, Inc.	10,101
269	United Community Banks, Inc.	7,871
3,327	US Bancorp	143,993
1,354	Valley National Bancorp	14,704
240	Washington Federal, Inc.	7,910
309	Webster Financial Corporation	15,685
9,193	Wells Fargo & Company	452,479
187	WesBanco, Inc.	5,866
201	Western Alliance Bancorp	13,224
224	Wintrust Financial Corporation	20,776
262	Zions Bancorp NA	11,494
		3,096,825

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BEVERAGES — 1.1%
5,329	Coca-Cola Company	$314,038
51	Coca-Cola Consolidated, Inc.	47,348
3,002	Keurig Dr Pepper, Inc.	100,027
781	Monster Beverage Corporation(a)	44,993
143	National Beverage Corporation(a)	7,110
5,757	PepsiCo, Inc.	977,770
878	Westrock Coffee Company(a)	8,964
		1,500,250
	BIOTECH & PHARMA — 17.1%
366	4D Molecular Therapeutics, Inc.(a)	7,415
16,692	AbbVie, Inc	2,586,759
1,211	ACADIA Pharmaceuticals, Inc.(a)	37,916
5,203	Aclaris Therapeutics, Inc.(a)	5,463
1,314	ADMA Biologics, Inc.(a)	5,939
505	Agios Pharmaceuticals, Inc.(a)	11,246
1,745	Allogene Therapeutics, Inc.(a)	5,601
1,270	Alnylam Pharmaceuticals, Inc.(a)	243,091
4,027	Amgen, Inc	1,159,857
2,340	Amicus Therapeutics, Inc.(a)	33,205
356	Amphastar Pharmaceuticals, Inc.(a)	22,019
344	AnaptysBio, Inc.(a)	7,368
106	ANI Pharmaceuticals, Inc.(a)	5,845
1,546	Apellis Pharmaceuticals, Inc.(a)	92,544
243	Arcturus Therapeutics Holdings, Inc.(a)	7,662
797	Arcus Biosciences, Inc.(a)	15,223
1,794	Ardelyx, Inc.(a)	11,123
1,039	Arrowhead Pharmaceuticals, Inc.(a)	31,793
412	Avid Bioservices, Inc.(a)	2,678
1,407	Avidity Biosciences, Inc.(a)	12,733
417	Axsome Therapeutics, Inc.(a)	33,189
718	Beam Therapeutics, Inc.(a)	19,544
1,671	BioCryst Pharmaceuticals, Inc.(a)	10,009
1,940	Biogen, Inc.(a)	502,014
195	Biohaven Ltd.(a)	8,346

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BIOTECH & PHARMA — 17.1% (Continued)
1,894	BioMarin Pharmaceutical, Inc.(a)	$182,620
375	Blueprint Medicines Corporation(a)	34,590
384	Bridgebio Pharma, Inc.(a)	15,502
24,646	Bristol-Myers Squibb Company	1,264,586
1,238	Catalyst Pharmaceuticals, Inc.(a)	20,811
420	Celldex Therapeutics, Inc.(a)	16,657
1,203	Cerevel Therapeutics Holdings, Inc.(a)	51,007
738	Cogent Biosciences, Inc.(a)	4,339
199	Collegium Pharmaceutical, Inc.(a)	6,125
878	Corcept Therapeutics, Inc.(a)	28,517
353	Cymabay Therapeutics, Inc.(a)	8,338
1,429	Cytek Biosciences, Inc.(a)	13,032
747	Cytokinetics, Inc.(a)	62,367
745	Deciphera Pharmaceuticals, Inc.(a)	12,017
1,578	Denali Therapeutics, Inc.(a)	33,864
905	Dynavax Technologies Corporation(a)	12,652
439	Editas Medicine, Inc.(a)	4,447
1,189	Elanco Animal Health, Inc.(a)	17,716
4,782	Eli Lilly and Company	2,787,524
3,064	Exelixis, Inc.(a)	73,505
447	Genelux Corporation(a)	6,262
11,838	Gilead Sciences, Inc	958,996
857	Halozyme Therapeutics, Inc.(a)	31,675
587	Harmony Biosciences Holdings, Inc.(a)	18,960
605	Harrow Health, Inc.(a)	6,776
860	ImmunityBio, Inc.(a)	4,317
500	ImmunoGen, Inc.(a)	14,825
3,049	Incyte Corporation(a)	191,447
235	Inhibrx, Inc.(a)	8,930
468	Innoviva, Inc.(a)	7,507
520	Insmed, Inc.(a)	16,115
1,019	Intellia Therapeutics, Inc.(a)	31,069
862	Intra-Cellular Therapies, Inc.(a)	61,736
860	Ionis Pharmaceuticals, Inc.(a)	43,507

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BIOTECH & PHARMA — 17.1% (Continued)
1,522	Ironwood Pharmaceuticals, Inc.(a)	$17,412
622	Janux Therapeutics, Inc.(a)	6,674
18,866	Johnson & Johnson	2,957,057
322	Karuna Therapeutics, Inc.(a)	101,916
311	Keros Therapeutics, Inc.(a)	12,365
810	Kymera Therapeutics, Inc.(a)	20,623
216	Ligand Pharmaceuticals, Inc.(a)	15,427
206	Madrigal Pharmaceuticals, Inc.(a)	47,664
1,821	MannKind Corporation(a)	6,628
5,912	Maravai LifeSciences Holdings, Inc.(a)	38,724
23,931	Merck & Company, Inc	2,608,958
322	Mirati Therapeutics, Inc.(a)	18,918
251	Mirum Pharmaceuticals, Inc.(a)	7,410
7,636	Moderna, Inc.(a)	759,400
501	Morphic Holding, Inc.(a)	14,469
853	Neurocrine Biosciences, Inc.(a)	112,391
1,016	Novavax, Inc., Class A(a)	4,877
4,334	Organon & Company	62,496
553	Pacira BioSciences, Inc.(a)	18,658
74,285	Pfizer, Inc.	2,138,665
953	Pliant Therapeutics, Inc.(a)	17,259
517	Protagonist Therapeutics, Inc.(a)	11,855
1,192	PTC Therapeutics, Inc.(a)	32,852
338	RAPT Therapeutics, Inc.(a)	8,399
1,335	Recursion Pharmaceuticals, Inc.(a)	13,163
1,064	Regeneron Pharmaceuticals, Inc.(a)	934,501
444	REGENXBIO, Inc.(a)	7,970
2,055	Relay Therapeutics, Inc.(a)	22,626
2,517	Revance Therapeutics, Inc.(a)	22,124
942	REVOLUTION Medicines, Inc.(a)	27,017
5,962	Royalty Pharma plc, Class A	167,473
1,223	Sage Therapeutics, Inc.(a)	26,502
978	Sarepta Therapeutics, Inc.(a)	94,309
306	Scilex Holding Company(a)	624

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BIOTECH & PHARMA — 17.1% (Continued)
3,275	Summit Therapeutics, Inc.(a)	$8,548
644	Supernus Pharmaceuticals, Inc.(a)	18,637
775	Syndax Pharmaceuticals, Inc.(a)	16,748
2,038	TG Therapeutics, Inc.(a)	34,809
1,911	Travere Therapeutics, Inc.(a)	17,180
289	Twist Bioscience Corporation(a)	10,653
587	Ultragenyx Pharmaceutical, Inc.(a)	28,070
432	United Therapeutics Corporation(a)	94,992
2,264	Vertex Pharmaceuticals, Inc.(a)	921,199
567	Viridian Therapeutics, Inc.(a)	12,349
851	Xencor, Inc.(a)	18,067
775	Zentalis Pharmaceuticals, Inc.(a)	11,741
78	Zoetis, Inc.	15,395
728	Zymeworks, Inc.(a)	7,564
		22,504,278
	CABLE & SATELLITE — 1.0%
1,872	Altice USA, Inc., Class A(a)	6,084
8	Cable One, Inc.	4,453
402	Charter Communications, Inc., Class A(a)	156,249
22,263	Comcast Corporation, Class A	976,232
4,509	DISH Network Corporation, Class A(a)	26,017
962	Liberty Broadband Corporation - Series A(a)	77,576
		1,246,611
	CHEMICALS — 7.9%
19	Air Products and Chemicals, Inc.	5,202
354	Albemarle Corporation	51,146
14,537	American Vanguard Corporation	159,471
362	Avient Corporation	15,048
147	Balchem Corporation	21,866
345	Cabot Corporation	28,808
13,946	CF Industries Holdings, Inc.	1,108,707
48,765	Corteva, Inc	2,336,819
934	CVR Partners, L.P	61,177
6,209	DuPont de Nemours, Inc	477,658

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CHEMICALS — 7.9% (Continued)
12,902	Ecolab, Inc.	$2,559,112
478	Ecovyst, Inc.(a)	4,670
21,187	FMC Corporation	1,335,840
57	HB Fuller Company	4,640
247	Ingevity Corporation(a)	11,663
1,139	International Flavors & Fragrances, Inc.	92,225
429	Koppers Holdings, Inc.	21,974
1,665	Kronos Worldwide, Inc.	16,550
925	LSB Industries, Inc.(a)	8,612
217	Minerals Technologies, Inc	15,474
56,105	Mosaic Company (The)	2,004,632
339	Sensient Technologies Corporation	22,374
243	Stepan Company	22,976
1,171	Tronox Holdings PLC, Class A	16,581
		10,403,225
	COMMERCIAL SUPPORT SERVICES — 0.9%
5,213	ABM Industries, Inc	233,699
2,054	ADT, Inc	14,008
4,913	Alight, Inc., Class A(a)	41,908
288	AMN Healthcare Services, Inc.(a)	21,565
275	Aramark	7,727
317	ASGN, Inc.(a)	30,486
62	Barrett Business Services, Inc	7,180
169	Brink’s Company (The)	14,864
174	CBIZ, Inc.(a)	10,891
164	Cintas Corporation	98,836
106	Clean Harbors, Inc.(a)	18,498
88	CorVel Corporation(a)	21,754
111	CRA International, Inc	10,972
403	Cross Country Healthcare, Inc.(a)	9,124
233	FTI Consulting, Inc.(a)	46,402
485	H&R Block, Inc.	23,459
272	Healthcare Services Group, Inc.(a)	2,821
157	Huron Consulting Group, Inc.(a)	16,140

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.9% (Continued)
759	Insperity, Inc.	$88,970
1,700	Kelly Services, Inc., Class A	36,754
160	Kforce, Inc.	10,810
234	Korn Ferry	13,888
1,865	ManpowerGroup, Inc	148,212
72	National Research Corporation	2,848
570	Robert Half, Inc.	50,114
1,132	Rollins, Inc	49,434
408	Schnitzer Steel Industries, Inc., Class A	12,305
440	Sovos Brands, Inc.(a)	9,693
252	SP Plus Corporation(a)	12,915
272	TriNet Group, Inc.(a)	32,349
135	UniFirst Corporation	24,693
178	Vestis Corporation	3,763
262	ZipRecruiter, Inc.(a)	3,642
		1,130,724
	CONSTRUCTION MATERIALS — 0.0%(b)
298	Owens Corning	44,173

	CONSUMER SERVICES — 0.1%
376	European Wax Center, Inc.(a)	5,110
221	Matthews International Corporation, Class A	8,099
55	Medifast, Inc.	3,697
411	Service Corp International	28,133
2,577	WW International, Inc.(a)	22,549
		67,588
	CONTAINERS & PACKAGING — 0.0%(b)
102	AptarGroup, Inc.	12,609
380	Berry Global Group, Inc.	25,608
		38,217
	DATA CENTER REIT — 0.1%
254	Digital Realty Trust, Inc	34,183
54	Equinix, Inc	43,491
		77,674

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.2%
2,306	3M Company	$252,092

	E-COMMERCE DISCRETIONARY — 1.5%
11,736	Amazon.com, Inc.(a)	1,783,168
687	Beyond, Inc.(a)	19,023
1,706	eBay, Inc.	74,416
110	Etsy, Inc.(a)	8,915
679	Leslie’s, Inc.(a)	4,692
320	Revolve Group, Inc.(a)	5,306
610	Wayfair, Inc., Class A(a)	37,637
		1,933,157
	ELECTRICAL EQUIPMENT — 0.1%
34	Acuity Brands, Inc.	6,964
78	Advanced Energy Industries, Inc	8,496
64	Amphenol Corporation, Class A	6,344
22	Hubbell, Inc	7,236
294	Novanta, Inc.(a)	49,513
618	Sensata Technologies Holding plc	23,218
374	Trimble, Inc.(a)	19,897
288	Vertiv Holdings Company	13,833
214	Watts Water Technologies, Inc., Class A	44,585
		180,086
	ENGINEERING & CONSTRUCTION — 0.9%
2,547	AECOM	235,419
29	EMCOR Group, Inc	6,248
120	Exponent, Inc.	10,565
5,629	Jacobs Solutions, Inc	730,644
185	Montrose Environmental Group, Inc.(a)	5,944
119	NV5 Global, Inc.(a)	13,223
523	Tetra Tech, Inc	87,304
9	TopBuild Corporation(a)	3,368
685	WillScot Mobile Mini Holdings Corporation(a)	30,483
		1,123,198

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ENTERTAINMENT CONTENT — 0.9%
545	AMC Networks, Inc., Class A(a)	$10,241
278	AppLovin Corporation(a)	11,078
248	Electronic Arts, Inc.	33,929
3,386	Endeavor Group Holdings, Inc., Class A	80,350
1,894	Fox Corporation - Class B	52,369
1,590	Lions Gate Entertainment Corporation, Class A(a)	17,331
4,089	Paramount Global	80,390
96	Take-Two Interactive Software, Inc.(a)	15,451
8,635	Walt Disney Company (The)	779,654
7,195	Warner Bros Discovery, Inc.(a)	81,879
2,196	Warner Music Group Corporation	78,595
		1,241,267
	FOOD — 2.6%
798	B&G Foods, Inc	8,379
515	BellRing Brands, Inc.(a)	28,547
628	Beyond Meat, Inc.(a)	5,589
1,966	Campbell Soup Company	84,990
7,262	Conagra Brands, Inc	208,129
5,168	Flowers Foods, Inc	116,332
13,309	Fresh Del Monte Produce, Inc.	349,361
7,217	General Mills, Inc.	470,116
3,553	Hain Celestial Group, Inc. (The)(a)	38,905
575	Hershey Company (The)	107,203
4,008	Ingredion, Inc	434,988
184	J & J Snack Foods Corporation	30,754
1,516	J M Smucker Company (The)	191,592
148	John B Sanfilippo & Son, Inc.	15,250
6,661	Kellogg Company	372,417
1,219	Lamb Weston Holdings, Inc	131,762
108	Lancaster Colony Corporation	17,970
1,310	McCormick & Company, Inc	89,630
3,559	Mission Produce, Inc.(a)	35,910
6,860	Mondelez International, Inc., A	496,870
774	Post Holdings, Inc.(a)	68,158

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	FOOD — 2.6% (Continued)
484	Simply Good Foods Company (The)(a)	$19,166
232	Tootsie Roll Industries, Inc.	7,712
1,308	TreeHouse Foods, Inc.(a)	54,217
693	Utz Brands, Inc.	11,254
2,023	WK Kellogg Co	26,582
		3,421,783
	GAS & WATER UTILITIES — 1.3%
1,366	American States Water Company	109,854
8,078	American Water Works Company, Inc	1,066,215
3,645	California Water Service Group	189,066
3,879	Essential Utilities, Inc.	144,881
570	Middlesex Water Company	37,403
1,507	SJW Group	98,482
380	York Water Company (The)	14,676
		1,660,577
	HEALTH CARE FACILITIES & SERVICES — 7.9%
27,281	23andMe Holding Company(a)	24,921
387	Accolade, Inc.(a)	4,648
4,724	AdaptHealth Corporation(a)	34,438
218	Addus HomeCare Corporation(a)	20,241
1,764	Agiliti, Inc.(a)	13,971
3,120	agilon health, Inc.(a)	39,156
511	Amedisys, Inc.(a)	48,576
1,076	Brookdale Senior Living, Inc.(a)	6,262
4,026	Cardinal Health, Inc	405,821
1,535	Catalent, Inc.(a)	68,968
1,903	Cencora, Inc.	390,838
5,598	Centene Corporation(a)	415,428
487	Charles River Laboratories International, Inc.(a)	115,127
95	Chemed Corporation	55,551
2,001	Cigna Group (The)	599,199
8,745	Community Health Systems, Inc.(a)	27,372
4,177	CVS Health Corporation	329,816
1,367	DaVita, Inc.(a)	143,207

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 7.9% (Continued)
1,452	DocGo, Inc.(a)	$8,117
1,334	Elevance Health, Inc.	629,061
1,599	Encompass Health Corporation	106,685
3,070	Enhabit, Inc.(a)	31,775
37	Ensign Group, Inc. (The)	4,152
3,498	Fortrea Holdings, Inc.(a)	122,080
1,006	Fulgent Genetics, Inc.(a)	29,083
4,908	HCA Healthcare, Inc	1,328,497
72	HealthEquity, Inc.(a)	4,774
2,907	Henry Schein, Inc.(a)	220,089
799	Humana, Inc	365,790
1,195	IQVIA Holdings, Inc.(a)	276,499
3,156	Laboratory Corp of America Holdings	717,327
1,525	LifeStance Health Group, Inc.(a)	11,941
1,216	McKesson Corporation	562,984
99	Medpace Holdings, Inc.(a)	30,346
608	ModivCare, Inc.(a)	26,746
341	Molina Healthcare, Inc.(a)	123,207
1,393	NeoGenomics, Inc.(a)	22,539
25,241	OPKO Health, Inc.(a)	38,114
2,024	Option Care Health, Inc.(a)	68,189
1,499	Owens & Minor, Inc.(a)	28,886
850	Patterson Companies, Inc	24,183
4,106	Pediatrix Medical Group, Inc.(a)	38,186
682	Premier, Inc., Class A	15,249
301	Progyny, Inc.(a)	11,191
4,301	Quest Diagnostics, Inc.	593,022
1,891	RadNet, Inc.(a)	65,750
3,947	Select Medical Holdings Corporation	92,754
272	SI-BONE, Inc.(a)	5,709
2,438	Sotera Health Company(a)	41,080
1,326	Surgery Partners, Inc.(a)	42,419
660	Teladoc Health, Inc.(a)	14,223
3,008	Tenet Healthcare Corporation(a)	227,314

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 7.9% (Continued)
2,796	UnitedHealth Group, Inc	$1,472,010
1,992	Universal Health Services, Inc., Class B	303,660
126	US Physical Therapy, Inc	11,736
		10,458,907
	HEALTH CARE REIT — 0.1%
357	Healthcare Realty Trust, Inc.	6,151
1,090	Healthpeak Properties, Inc	21,582
1,550	Medical Properties Trust, Inc	7,610
65	National Health Investors, Inc.	3,630
266	Omega Healthcare Investors, Inc	8,156
389	Physicians Realty Trust	5,178
314	Sabra Health Care REIT, Inc	4,481
866	Ventas, Inc	43,161
603	Welltower, Inc	54,373
		154,322
	HOME & OFFICE PRODUCTS — 0.0%(b)
422	Scotts Miracle-Gro Company (The)	26,903

	HOME CONSTRUCTION — 0.0%(b)
77	Armstrong World Industries, Inc	7,571

	HOTEL REIT — 0.1%
638	Apple Hospitality REIT, Inc.	10,597
657	DiamondRock Hospitality Company	6,169
2,479	Host Hotels & Resorts, Inc.	48,266
658	Park Hotels & Resorts, Inc	10,067
363	Pebblebrook Hotel Trust	5,801
609	RLJ Lodging Trust	7,138
106	Ryman Hospitality Properties, Inc.	11,666
716	Service Properties Trust	6,115
766	Sunstone Hotel Investors, Inc.	8,219
443	Xenia Hotels & Resorts, Inc.	6,034
		120,072

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS — 4.4%
3,547	Church & Dwight Company, Inc.	$335,404
836	Clorox Company (The)	119,205
5,291	Colgate-Palmolive Company	421,746
32,981	Procter & Gamble Company (The)	4,833,036
875	Spectrum Brands Holdings, Inc.	69,799
		5,779,190
	INDUSTRIAL INTERMEDIATE PROD — 0.0%(b)
384	Enpro, Inc	60,188

	INDUSTRIAL REIT — 0.1%
2,453	Americold Realty Trust, Inc	74,253
26	EastGroup Properties, Inc.	4,772
141	First Industrial Realty Trust, Inc.	7,426
568	Prologis, Inc.	75,715
94	Rexford Industrial Realty, Inc	5,273
151	STAG Industrial, Inc	5,928
49	Terreno Realty Corporation	3,071
		176,438
	INDUSTRIAL SUPPORT SERVICES — 0.4%
104	Applied Industrial Technologies, Inc	17,960
85	Core & Main, Inc.(a)	3,435
1,014	Fastenal Co	65,677
292	Global Industrial Co	11,341
45	MSC Industrial Direct Company, Inc., Class A	4,557
107	SiteOne Landscape Supply, Inc.(a)	17,387
1,154	Titan Machinery, Inc.(a)	33,327
253	U-Haul Holding Company(a)	18,165
142	Watsco, Inc	60,843
170	WESCO International, Inc	29,560
343	WW Grainger, Inc	284,241
		546,493

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INFRASTRUCTURE REIT — 0.1%
395	American Tower Corporation, A	$85,273
286	Crown Castle, Inc	32,944
38	SBA Communications Corporation, A	9,640
656	Uniti Group, Inc	3,792
		131,649
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
1,602	Bank of New York Mellon Corporation (The)	83,384
1,454	BGC Group, Inc	10,498
149	CME Group, Inc	31,379
140	Evercore, Inc., Class A	23,947
154	Goldman Sachs Group, Inc. (The)	59,409
114	Houlihan Lokey, Inc	13,670
215	Interactive Brokers Group, Inc., Class A	17,823
326	Intercontinental Exchange, Inc.	41,868
294	Jefferies Financial Group, Inc	11,881
197	Moelis & Co., Class A	11,058
1,051	Morgan Stanley	98,006
347	Nasdaq, Inc.	20,175
83	Northern Trust Corporation	7,004
60	Piper Sandler Cos	10,492
81	PJT Partners, Inc., Class A	8,251
293	SEI Investments Company	18,620
4,492	State Street Corporation	347,950
91	StoneX Group, Inc.(a)	6,718
43	Tradeweb Markets, Inc., Class A	3,908
45	Virtu Financial, Inc., Class A	912
		826,953
	INSURANCE — 3.5%
1,659	Aflac, Inc	136,868
2,852	Allstate Corporation (The)	399,223
286	American Equity Investment Life Holding Company(a)	15,959
661	American Financial Group, Inc	78,586
4,727	American International Group, Inc	320,254
82	AMERISAFE, Inc	3,836

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE — 3.5% (Continued)
377	Arthur J Gallagher & Company	$84,780
319	Assurant, Inc.	53,748
421	Brighthouse Financial, Inc.(a)	22,279
662	Brown & Brown, Inc	47,075
162	BRP Group, Inc., Class A(a)	3,891
799	Cincinnati Financial Corporation	82,664
2,350	CNA Financial Corporation	99,428
393	CNO Financial Group, Inc	10,965
142	Employers Holdings, Inc.	5,595
2,223	Equitable Holdings, Inc.	74,026
101	Erie Indemnity Company, Class A	33,827
5,686	Genworth Financial, Inc., Class A(a)	37,982
244	Globe Life, Inc	29,700
528	Hagerty, Inc.(a)	4,118
376	Hanover Insurance Group, Inc	45,654
2,458	Hartford Financial Services Group, Inc	197,574
316	Horace Mann Educators Corporation	10,333
769	Jackson Financial, Inc., Class A	39,373
890	Kemper Corporation	43,316
15	Kinsale Capital Group, Inc.	5,024
1,636	Lincoln National Corporation	44,123
508	Loews Corporation	35,352
62	Markel Group, Inc.(a)	88,034
1,706	Marsh & McLennan Companies, Inc	323,236
854	Mercury General Corporation	31,863
9,424	MetLife, Inc.	623,209
10	National Western Life Group, Inc., Class A	4,830
176	NMI Holdings, Inc., Class A(a)	5,224
2,399	Old Republic International Corporation	70,531
1,171	Principal Financial Group, Inc	92,122
519	ProAssurance Corporation	7,157
2,616	Progressive Corporation (The)	416,676
2,491	Prudential Financial, Inc.	258,342
511	Radian Group, Inc	14,589

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE — 3.5% (Continued)
809	Reinsurance Group of America, Inc	$130,880
87	RLI Corporation	11,581
290	Ryan Specialty Holdings, Inc., Class A(a)	12,476
104	Safety Insurance Group, Inc.	7,903
295	Selective Insurance Group, Inc	29,347
184	Skyward Specialty Insurance Group, Inc.(a)	6,234
1,743	Travelers Companies, Inc. (The)	332,024
139	Trupanion, Inc.(a)	4,241
511	United Fire Group, Inc	10,281
1,308	Unum Group	59,148
891	Voya Financial, Inc.	65,007
1,158	W R Berkley Corporation	81,894
6	White Mountains Insurance Group Ltd.	9,030
		4,661,412
	INTERNET MEDIA& SERVICES — 4.5%
37,105	Alphabet, Inc., Class A(a)	5,183,198
34	Booking Holdings, Inc.(a)	120,605
389	Expedia Group, Inc.(a)	59,046
296	GoDaddy, Inc., Class A(a)	31,423
939	Meta Platforms, Inc., Class A(a)	332,368
294	Netflix, Inc.(a)	143,143
4,340	Opendoor Technologies, Inc.(a)	19,443
345	Pinterest, Inc., Class A(a)	12,779
98	Roku, Inc.(a)	8,983
204	Shutterstock, Inc.	9,849
1,960	Snap, Inc., Class A(a)	33,183
406	TripAdvisor, Inc.(a)	8,741
87	VeriSign, Inc.(a)	17,919
		5,980,680
	LEISURE FACILITIES & SERVICES — 0.7%
1,486	AMC Entertainment Holdings, Inc.(a)	9,094
1,028	Bowlero Corporation(a)	14,556
454	Cedar Fair, L.P.	18,069
3	Chipotle Mexican Grill, Inc.(a)	6,861

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	LEISURE FACILITIES & SERVICES — 0.7% (Continued)
96	Choice Hotels International, Inc.	$10,877
779	Cinemark Holdings, Inc.(a)	10,976
720	Dave & Buster’s Entertainment, Inc.(a)	38,772
386	Hilton Grand Vacations, Inc.(a)	15,510
394	Hilton Worldwide Holdings, Inc	71,743
296	Hyatt Hotels Corporation, Class A	38,601
1,885	Life Time Group Holdings, Inc.(a)	28,426
2,044	Live Nation Entertainment, Inc.(a)	191,319
583	Madison Square Garden Entertainment Corporation(a)	18,534
117	Madison Square Garden Sports Corporation(a)	21,274
779	Marriott International, Inc., Class A	175,672
244	Marriott Vacations Worldwide Corporation	20,713
222	Planet Fitness, Inc., Class A(a)	16,206
504	SeaWorld Entertainment, Inc.(a)	26,626
682	Six Flags Entertainment Corporation(a)	17,105
1,045	Starbucks Corporation	100,331
288	Target Hospitality Corporation(a)	2,802
353	Travel + Leisure Company	13,799
217	Vail Resorts, Inc	46,323
176	Wyndham Hotels & Resorts, Inc.	14,152
228	Xponential Fitness, Inc.(a)	2,939
		931,280
	LEISURE PRODUCTS — 0.0%(b)
141	Hasbro, Inc	7,199
278	Mattel, Inc.(a)	5,249
		12,448
	MACHINERY — 3.7%
8,349	AGCO Corporation	1,013,652
665	Cadre Holdings, Inc.	21,872
178	Caterpillar, Inc.	52,629
6,019	Deere & Company	2,406,818
982	Franklin Electric Company, Inc.	94,910
452	Lindsay Corporation	58,380
27	Nordson Corporation	7,132

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MACHINERY — 3.7% (Continued)
4,012	Titan International, Inc.(a)	$59,699
1,588	Veralto Corporation	130,629
8,818	Xylem, Inc	1,008,427
		4,854,148
	MEDICAL EQUIPMENT& DEVICES — 9.1%
1,345	10X Genomics, Inc., Class A(a)	75,266
4,404	Abbott Laboratories	484,748
2,360	Adaptive Biotechnologies Corporation(a)	11,564
1,451	Agilent Technologies, Inc.	201,733
126	Align Technology, Inc.(a)	34,524
992	Alphatec Holdings, Inc.(a)	14,989
917	Artivion, Inc.(a)	16,396
399	AtriCure, Inc.(a)	14,240
14	Atrion Corporation	5,303
2,245	Avanos Medical, Inc.(a)	50,355
8,494	Avantor, Inc.(a)	193,918
118	Axonics, Inc.(a)	7,343
13,745	Baxter International, Inc.	531,382
4,409	Becton Dickinson and Company	1,075,047
165	BioLife Solutions, Inc.(a)	2,681
398	Bio-Rad Laboratories, Inc., Class A(a)	128,510
1,971	Bio-Techne Corporation	152,082
12,019	Boston Scientific Corporation(a)	694,818
980	Bruker Corporation	72,010
660	Castle Biosciences, Inc.(a)	14,243
438	CONMED Corporation	47,965
193	Cooper Companies, Inc. (The)	73,039
4,234	Danaher Corporation	979,494
680	DENTSPLY SIRONA, Inc	24,201
1,253	DexCom, Inc.(a)	155,485
4,613	Edwards Lifesciences Corporation(a)	351,741
2,419	Embecta Corporation	45,792
691	Envista Holdings Corporation(a)	16,626

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT& DEVICES — 9.1% (Continued)
527	Exact Sciences Corporation(a)	$38,987
13,137	GE HealthCare Technologies, Inc	1,015,753
252	Glaukos Corporation(a)	20,032
2,601	Globus Medical, Inc., Class A(a)	138,607
682	Haemonetics Corporation(a)	58,318
3,593	Hologic, Inc.(a)	256,720
889	ICU Medical, Inc.(a)	88,669
240	IDEXX Laboratories, Inc.(a)	133,212
1,131	Illumina, Inc.(a)	157,480
198	Inari Medical, Inc.(a)	12,854
82	Inspire Medical Systems, Inc.(a)	16,681
349	Insulet Corporation(a)	75,726
656	Integer Holdings Corporation(a)	64,996
2,046	Integra LifeSciences Holdings Corporation(a)	89,103
1,076	Intuitive Surgical, Inc.(a)	362,999
102	iRhythm Technologies, Inc.(a)	10,918
429	Lantheus Holdings, Inc.(a)	26,598
181	LeMaitre Vascular, Inc	10,274
803	Masimo Corporation(a)	94,120
954	Merit Medical Systems, Inc.(a)	72,466
92	Mettler-Toledo International, Inc.(a)	111,592
1,138	Myriad Genetics, Inc.(a)	21,781
243	Natera, Inc.(a)	15,222
1,417	Nevro Corporation(a)	30,494
2,293	OraSure Technologies, Inc.(a)	18,803
2,932	Orthofix Medical, Inc.(a)	39,523
186	OrthoPediatrics Corporation(a)	6,047
222	Pacific Biosciences of California, Inc.(a)	2,178
954	Paragon 28, Inc.(a)	11,858
194	Penumbra, Inc.(a)	48,799
887	PerkinElmer, Inc.	96,958
1,420	QuidelOrtho Corporation(a)	104,654
90	Repligen Corporation(a)	16,182
1,312	ResMed, Inc.	225,690

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT& DEVICES — 9.1% (Continued)
64	Shockwave Medical, Inc.(a)	$12,196
583	Silk Road Medical, Inc.(a)	7,154
133	STAAR Surgical Company(a)	4,151
3,658	Stryker Corporation	1,095,425
1,756	Tandem Diabetes Care, Inc.(a)	51,943
785	Teleflex, Inc.	195,732
1,824	Thermo Fisher Scientific, Inc.	968,161
620	Treace Medical Concepts, Inc.(a)	7,905
224	Veracyte, Inc.(a)	6,162
358	Vericel Corporation(a)	12,748
281	Waters Corporation(a)	92,514
209	West Pharmaceutical Services, Inc.	73,593
3,879	Zimmer Biomet Holdings, Inc.	472,074
		11,969,547
	METALS & MINING — 0.0%(b)
380	Livent Corporation(a)	6,832

	MORTGAGE FINANCE — 0.0%(b)
206	Starwood Property Trust, Inc.	4,330

	MULTI ASSET CLASS REIT — 0.0% (b)
245	Apartment Income REIT Corporation	8,509
184	Broadstone Net Lease, Inc.	3,168
328	Vornado Realty Trust	9,266
233	WP Carey, Inc.	15,101
		36,044
	MULTI ASSET CLASS REITS — 0.0%(b)
218	Alexander & Baldwin, Inc.	4,146
529	LXP Industrial Trust	5,248
		9,394
	OFFICE REIT — 0.1%
191	Alexandria Real Estate Equities, Inc.	24,213
286	Boston Properties, Inc	20,069
301	Cousins Properties, Inc.	7,329

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OFFICE REIT — 0.1% (Continued)
341	Douglas Emmett, Inc.	$4,945
321	Empire State Realty Trust, Inc., Class A	3,111
191	Equity Commonwealth	3,667
277	Highwoods Properties, Inc	6,360
246	JBG SMITH Properties	4,184
214	Kilroy Realty Corporation	8,526
101	SL Green Realty Corporation	4,562
		86,966
	OIL& GAS PRODUCERS — 0.0%(b)
5,619	Clean Energy Fuels Corporation(a)	21,521

	OIL& GAS SERVICES & EQUIPMENT — 0.0% (b)
530	US Silica Holdings, Inc.(a)	5,994

	PUBLISHING & BROADCASTING — 0.1%
253	New York Times Company (The), Class A	12,394
1,797	News Corporation, Class B	46,218
85	Nexstar Media Group, Inc	13,324
161	Scholastic Corporation	6,070
420	Sinclair, Inc.	5,473
620	TEGNA, Inc	9,486
414	Thryv Holdings, Inc.(a)	8,425
		101,390
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(b)
2	Texas Pacific Land Corporation	3,145

	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
100	Howard Hughes Holdings, Inc.(a)	8,555
73	McGrath RentCorporation	8,732
		17,287
	REAL ESTATE SERVICES — 0.5%
2,667	Anywhere Real Estate, Inc.(a)	21,629
2,900	CBRE Group, Inc., Class A(a)	269,961
12,102	Compass, Inc.(a)	45,503

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	REAL ESTATE SERVICES — 0.5% (Continued)
1,981	eXp World Holdings, Inc.	$30,745
964	Jones Lang LaSalle, Inc.(a)	182,071
373	Marcus & Millichap, Inc	16,293
2,336	Newmark Group, Inc., Class A	25,603
		591,805
	RESIDENTIAL REIT — 0.2%
348	American Homes 4 Rent, Class A	12,514
668	Apartment Investment and Management Company(a)	5,231
174	AvalonBay Communities, Inc	32,576
149	Camden Property Trust	14,794
198	Equity LifeStyle Properties, Inc	13,967
588	Equity Residential	35,962
78	Essex Property Trust, Inc.	19,339
529	Invitation Homes, Inc	18,044
173	Mid-America Apartment Communities, Inc.	23,262
145	Sun Communities, Inc	19,379
383	UDR, Inc	14,665
		209,733
	RETAIL — CONSUMER STAPLES — 2.0%
56	Costco Wholesale Corporation	36,964
846	Dollar General Corporation	115,014
917	Dollar Tree, Inc.(a)	130,260
60	Five Below, Inc.(a)	12,790
124	Ollie’s Bargain Outlet Holdings, Inc.(a)	9,410
54	PriceSmart, Inc	4,092
1,971	SpartanNash Company	45,234
336	Sprouts Farmers Market, Inc.(a)	16,165
2,821	Target Corporation	401,767
11,946	Walgreens Boots Alliance, Inc	311,910
9,467	Walmart, Inc	1,492,473
		2,576,079
	RETAIL — DISCRETIONARY — 2.2%
230	Abercrombie & Fitch Company, Class A(a)	20,291
1,105	American Eagle Outfitters, Inc.	23,382
4	AutoZone, Inc.(a)	10,342

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL — DISCRETIONARY — 2.2% (Continued)
1,041	Bath & Body Works, Inc	$44,929
3,647	Best Buy Company, Inc.	285,487
145	Builders FirstSource, Inc.(a)	24,206
275	Burlington Stores, Inc.(a)	53,482
403	Caleres, Inc.	12,384
1,238	Chico’s FAS, Inc.(a)	9,384
385	Dick’s Sporting Goods, Inc	56,576
98	Dillard’s, Inc., Class A	39,558
54	Floor & Decor Holdings, Inc., Class A(a)	6,024
1,917	Foot Locker, Inc	59,715
164	Freshpet, Inc.(a)	14,229
2,677	GameStop Corporation, Class A(a)	46,928
3,732	Gap, Inc. (The)	78,036
446	Guess?, Inc	10,285
128	Hibbett, Inc.	9,219
2,375	Home Depot, Inc. (The)	823,056
1,740	Kohl’s Corporation	49,903
2,157	Lowe’s Companies, Inc	480,040
5,807	Macy’s, Inc	116,837
345	National Vision Holdings, Inc.(a)	7,221
2,142	Nordstrom, Inc.	39,520
13	O’Reilly Automotive, Inc.(a)	12,351
42	Penske Automotive Group, Inc	6,741
3,867	Petco Health & Wellness Company, Inc.(a)	12,220
44	RH(a)	12,825
570	Ross Stores, Inc	78,882
1,146	Sally Beauty Holdings, Inc.(a)	15,219
278	Shoe Carnival, Inc	8,398
2,632	TJX Companies, Inc. (The)	246,908
234	Tractor Supply Company	50,317
91	Ulta Beauty, Inc.(a)	44,589
626	Urban Outfitters, Inc.(a)	22,342
895	Warby Parker, Inc.(a)	12,620
222	Williams-Sonoma, Inc.	44,795
		2,889,241

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL REIT — 0.1%
53	Agree Realty Corporation	$3,336
458	Brixmor Property Group, Inc	10,658
103	Federal Realty Investment Trust	10,614
722	Kimco Realty Corporation	15,386
150	Kite Realty Group Trust	3,429
316	Macerich Company	4,876
198	NNN REIT, Inc.	8,534
130	Phillips Edison & Company, Inc	4,742
393	Realty Income Corporation	22,566
208	Regency Centers Corporation	13,936
430	Simon Property Group, Inc	61,335
362	SITE Centers Corporation	4,934
128	Spirit Realty Capital, Inc	5,592
144	Tanger Factory Outlet Centers, Inc	3,992
178	Urban Edge Properties	3,258
		177,188
	SELF-STORAGE REIT — 0.0% (b)
104	Extra Space Storage, Inc	16,674
110	Public Storage	33,550
		50,224
	SELF-STORAGE REITS — 0.0%(b)
106	CubeSmart	4,913

	SEMICONDUCTORS — 0.4%
125	Azenta, Inc.(a)	8,143
414	Broadcom, Inc	462,127
		470,270
	SOFTWARE — 4.9%
406	ACI Worldwide, Inc.(a)	12,424
147	Adobe, Inc.(a)	87,700
285	Akamai Technologies, Inc.(a)	33,730
712	Alignment Healthcare, Inc.(a)	6,130
62	Altair Engineering, Inc., Class A(a)	5,217
36	ANSYS, Inc.(a)	13,064
24	Aspen Technology, Inc.(a)	5,284

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE — 4.9% (Continued)
34	Atlassian Corp plc, Class A(a)	$8,087
69	Autodesk, Inc.(a)	16,800
161	Bentley Systems, Inc	8,401
43	Blackbaud, Inc.(a)	3,728
63	Cadence Design Systems, Inc.(a)	17,159
120	Calix, Inc.(a)	5,243
405	CCC Intelligent Solutions Holdings, Inc.(a)	4,613
245	Ceridian HCM Holding, Inc.(a)	16,444
42	CommVault Systems, Inc.(a)	3,354
314	Concentrix Corporation	30,838
23	Crowdstrike Holdings, Inc., Class A(a)	5,872
26	Datadog, Inc., Class A(a)	3,156
67	DocuSign, Inc.(a)	3,983
161	Donnelley Financial Solutions, Inc.(a)	10,042
241	Dropbox, Inc., Class A(a)	7,105
140	Envestnet, Inc.(a)	6,933
730	Evolent Health, Inc., Class A(a)	24,112
655	Fortinet, Inc.(a)	38,337
562	Hims & Hers Health, Inc.(a)	5,002
8	HubSpot, Inc.(a)	4,644
188	Informatica, Inc., Class A(a)	5,337
87	Intuit, Inc	54,378
34	Manhattan Associates, Inc.(a)	7,321
13,530	Microsoft Corporation	5,087,821
273	Omnicell, Inc.(a)	10,273
2,401	Oracle Corporation	253,137
556	Oscar Health, Inc.(a)	5,087
134	Palo Alto Networks, Inc.(a)	39,514
308	Paycor HCM, Inc.(a)	6,650
81	Paylocity Holding Corporation(a)	13,353
80	Pegasystems, Inc	3,909
1,184	Privia Health Group, Inc.(a)	27,268
83	Progress Software Corporation	4,507
66	PTC, Inc.(a)	11,547
25	Qualys, Inc.(a)	4,907

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE — 4.9% (Continued)
1,246	R1 RCM, Inc.(a)	$13,170
863	Salesforce, Inc.(a)	227,090
77	ServiceNow, Inc.(a)	54,400
3,530	Sharecare, Inc.(a)	3,812
36	Splunk, Inc.(a)	5,485
22	SPS Commerce, Inc.(a)	4,264
148	Squarespace, Inc.(a)	4,885
629	SS&C Technologies Holdings, Inc.	38,438
247	Sterling Check Corporation(a)	3,438
86	Synopsys, Inc.(a)	44,282
403	Teradata Corporation(a)	17,535
34	Tyler Technologies, Inc.(a)	14,216
89	Veeva Systems, Inc., Class A(a)	17,134
1,597	Veradigm, Inc.(a)	16,753
498	Verint Systems, Inc.(a)	13,461
145	Workday, Inc., Class A(a)	40,029
151	Zoom Video Communications, Inc., Class A(a)	10,859
378	ZoomInfo Technologies, Inc., Class A(a)	6,989
		6,458,651
	SPECIALTY FINANCE — 0.9%
1,485	American Express Company	278,200
110	Bread Financial Holdings, Inc.	3,623
1,346	Capital One Financial Corporation	176,487
1,079	Discover Financial Services	121,280
465	Enact Holdings, Inc	13,434
2,468	Fidelity National Financial, Inc.	125,917
1,269	First American Financial Corporation	81,774
195	International Money Express, Inc.(a)	4,308
870	MGIC Investment Corporation	16,782
239	Mr Cooper Group, Inc.(a)	15,564
295	OneMain Holdings, Inc	14,514
209	PennyMac Financial Services, Inc	18,469
392	PROG Holdings, Inc.(a)	12,117
6,000	Rocket Companies, Inc.(a)	86,880
513	Stewart Information Services Corporation	30,139

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SPECIALTY FINANCE — 0.9% (Continued)
3,010	Synchrony Financial	$114,952
1,785	UWM Holdings Corporation	12,763
149	Walker & Dunlop, Inc.	16,540
		1,143,743
	SPECIALTY REIT — 0.0% (b)
97	EPR Properties	4,700

	SPECIALTY REITS — 0.0%(b)
238	Iron Mountain, Inc.	16,655
205	Lamar Advertising Company, Class A	21,788
751	Outfront Media, Inc.	10,484
		48,927
	STEEL — 0.1%
236	Reliance Steel & Aluminum Company	66,004

	TECHNOLOGY HARDWARE — 4.7%
1,965	ADTRAN Holdings, Inc.	14,423
22,786	Apple, Inc	4,386,989
39	Arista Networks, Inc.(a)	9,185
489	Arrow Electronics, Inc.(a)	59,780
741	Avnet, Inc	37,346
316	Corning, Inc.	9,622
4,898	Dell Technologies, Inc., Class C	374,697
201	Dolby Laboratories, Inc., Class A	17,322
175	F5, Inc.(a)	31,322
10,620	Hewlett Packard Enterprise Company	180,328
23,312	HP, Inc	701,458
1,203	Jabil, Inc	153,262
410	NCR Atleos Corporation(a)	9,959
952	NCR Voyix Corporation(a)	16,098
473	NetApp, Inc	41,700
423	NetScout Systems, Inc.(a)	9,285
68	Plexus Corporation(a)	7,353
196	Pure Storage, Inc., Class A(a)	6,989
321	Sanmina Corporation(a)	16,490
468	TD SYNNEX Corporation	50,362

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY HARDWARE — 4.7% (Continued)
1,409	Western Digital Corporation(a)	$73,789
1,868	Xerox Holdings Corporation	34,240
42	Zebra Technologies Corporation, Class A(a)	11,480
		6,253,479
	TECHNOLOGY SERVICES — 2.4%
622	Amdocs Ltd	54,668
687	Automatic Data Processing, Inc	160,050
1,726	Block, Inc., Class A(a)	133,506
193	Broadridge Financial Solutions, Inc.	39,710
841	CDW Corporation	191,176
2,924	Cognizant Technology Solutions Corporation, Class A	220,850
3,965	Conduent, Inc.(a)	14,472
161	CSG Systems International, Inc	8,567
814	Dun & Bradstreet Holdings, Inc.	9,524
4,890	DXC Technology Company(a)	111,834
141	EPAM Systems, Inc.(a)	41,925
155	Equifax, Inc	38,330
300	Euronet Worldwide, Inc.(a)	30,447
766	ExlService Holdings, Inc.(a)	23,631
29	FactSet Research Systems, Inc.	13,834
13	Fair Isaac Corporation(a)	15,132
1,174	Fidelity National Information Services, Inc	70,522
714	Fiserv, Inc.(a)	94,848
15	Gartner, Inc.(a)	6,767
461	Global Payments, Inc	58,547
364	Green Dot Corporation, Class A(a)	3,604
192	ICF International, Inc	25,745
274	Insight Enterprises, Inc.(a)	48,550
2,416	International Business Machines Corporation	395,137
139	Jack Henry & Associates, Inc.	22,714
215	John Wiley & Sons, Inc., Class A	6,824
7,799	Kyndryl Holdings, Inc.(a)	162,063
131	LiveRamp Holdings, Inc.(a)	4,962
17	MarketAxess Holdings, Inc.	4,978
615	Mastercard, Inc., Class A	262,304

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES — 2.4% (Continued)
709	MAXIMUS, Inc.	$59,457
145	Moody’s Corporation	56,631
36	MSCI, Inc	20,363
409	Paychex, Inc	48,716
606	Payoneer Global, Inc.(a)	3,157
4,015	PayPal Holdings, Inc.(a)	246,561
101	Perficient, Inc.(a)	6,648
152	Remitly Global, Inc.(a)	2,952
134	Shift4 Payments, Inc.(a)	9,962
2,117	Thoughtworks Holding, Inc.(a)	10,183
328	TransUnion	22,537
549	TTEC Holdings, Inc	11,897
143	Verisk Analytics, Inc.	34,157
1,369	Visa, Inc., Class A	356,419
3,156	Western Union Company (The)	37,620
		3,202,481
	TELECOMMUNICATIONS — 2.4%
44,988	AT&T, Inc.	754,899
295	EchoStar Corporation, Class A(a)	4,888
1,247	Frontier Communications Parent, Inc.(a)	31,599
3,148	Globalstar, Inc.(a)	6,107
279	IDT Corporation, Class B(a)	9,511
558	Iridium Communications, Inc.	22,967
13,934	Lumen Technologies, Inc.(a)	25,499
134	Shenandoah Telecommunications Company	2,897
362	Telephone and Data Systems, Inc.	6,643
3,491	T-Mobile US, Inc.	559,712
196	United States Cellular Corporation(a)	8,142
47,508	Verizon Communications, Inc	1,791,052
		3,223,916
	TRANSPORTATION & LOGISTICS — 0.2%
3,457	GXO Logistics, Inc.(a)	211,430
179	Ryder System, Inc.	20,596
		232,026

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	WHOLESALE — CONSUMER STAPLES — 4.2%
2,800	Andersons, Inc. (The)	$161,112
41,100	Archer-Daniels-Midland Company	2,968,242
18,681	Bunge Global S.A.	1,885,847
501	Calavo Growers, Inc.	14,734
508	Chefs’ Warehouse, Inc. (The)(a)	14,950
2,727	Sysco Corporation	199,425
6,620	United Natural Foods, Inc.(a)	107,443
4,238	US Foods Holding Corporation(a)	192,448
		5,544,201
	WHOLESALE — DISCRETIONARY— 0.1%
245	ePlus, Inc.(a)	19,561
258	PC Connection, Inc.	17,340
55	Pool Corporation	21,929
386	ScanSource, Inc.(a)	15,289
		74,119

	TOTAL COMMON STOCKS (Cost $120,440,056)	131,145,030

	RIGHT — 0.0% (b)
	NON-LISTED RIGHT — 0.0% (b)
56	ABIOMED, Inc. - CVR(a),(c),(d),(e)	431
64	Albireo Pharma, Inc.- CVR (c),(d),(e)	137
535	Novartis A.G. - CVR (c),(d),(e)	578

	TOTAL RIGHT (Cost $431)	1,146

	TOTAL INVESTMENTS — 99.5%
	(Cost $120,440,487)	131,146,176
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	619,920
	NET ASSETS — 100.0%	$131,766,096

ETF - Exchange-Traded Fund

CVR - Contingent Value Right

L.P. - Limited Partnership

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

LTD - Limited Company

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Restricted security.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $1,555, representing 0.0% of net assets.

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment securities:
Securities at Cost	$120,440,487
Securities at Value	$131,146,176
Cash	418,664
Dividends and interest receivable	131,168
Deposit with broker	83,422
TOTAL ASSETS	131,779,430

LIABILITIES
Investment advisory fees payable	13,334
TOTAL LIABILITIES	13,334
NET ASSETS	$131,766,096

Net Assets Consist of:
Paid in capital	$134,787,733
Accumulated losses	(3,021,637)
NET ASSETS	$131,766,096

Net Asset Value Per Share:
Net Assets	$131,766,096
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,500,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$29.28

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $55 foreign withholding taxes)	$2,453,364
Interest	18,297
TOTAL INVESTMENT INCOME	2,471,661

EXPENSES
Investment advisory fees	140,278
NET INVESTMENT INCOME	2,331,383

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
Investments:	(8,384,169)
Net realized gain from futures transactions	23,422
In-Kind Redemptions:	7,796,085
Net change in unrealized appreciation on investments	13,162,252

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,597,590

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,928,973

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022

FROM OPERATIONS:
Net investment income	$2,331,383	$2,000,038
Net realized loss from investments and future transactions	(8,360,747)	(5,223,712)
Net realized gain from In-Kind redemptions	7,796,085	5,635,883
Net change in unrealized appreciation (depreciation) on investments	13,162,252	(12,215,167)
Net increase (decrease) in net assets resulting from operations	14,928,973	(9,802,958)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributions paid from earnings	(2,335,275)	(2,009,423)
Net decrease in net assets from distributions to shareholders	(2,335,275)	(2,009,423)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	27,526,646	53,512,862
Payments for shares redeemed	(34,503,565)	(27,036,381)
Net increase (decrease) in net assets from shares of beneficial interest	(6,976,919)	26,476,481

TOTAL INCREASE IN NET ASSETS	5,616,779	14,664,100

NET ASSETS:
Beginning of Year	126,149,317	111,485,217
End of Year	$131,766,096	$126,149,317

SHARE ACTIVITY
Shares Sold	1,000,000	2,000,000
Shares Redeemed	(1,254,000)	(1,000,000)
Net decrease in shares of beneficial interest outstanding	(254,000)	1,000,000

See accompanying notes to the financial statements.

Humankind US Stock ETF
FINANCIAL HIGHLIGHTS

(Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Each Year/Period Presented)

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,
	2023	2022	2021*
Net asset value, beginning of year/period	$26.54	$29.70	$25.00
Activity from investment operations:
Net investment income(1)	0.50	0.47	0.37
Net realized and unrealized gain (loss) on investments	2.75	(3.16)	4.69
Total from investment operations	3.25	(2.69)	5.06
Less distributions from:
Net investment income	(0.51)	(0.47)	(0.33)
Return of capital	—	—	(0.03)
Total distributions	(0.51)	(0.47)	(0.36)
Net asset value, end of year/period	$29.28	$26.54	$29.70
Market price, end of year/period	$29.25	$26.52	$29.71
Total return(2)	12.35%	(9.05)%	20.31	% (4)
Market price total return(2)	12.32%	(9.15)%	20.35	% (4)
Net assets, end of year/period (000s)	$131,766	$126,149	$111,485
Ratio of expenses to average net assets	0.11%	0.11%	0.11	% (5)
Ratio of net investment income to average net assets	1.83%	1.74%	1.54	% (5)
Portfolio Turnover Rate(3)	27%	26%	22	% (4)

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

(4)	Not Annualized.

(5)	Annualized

See accompanying notes to the financial statements.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.	ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process. The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii), where applicable “the size and nature of the Fund’s holdings”; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$131,144,621	$409	$—	$131,145,030
Right	—	137	1,009	1,146
Total	$131,144,621	$546	$1,009	$131,146,176

*	Please refer to the Schedule of Investments for industry classifications.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Rights	Total
Beginning balance 12/31/2022	$—	$—
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3	1,009	1,009
Ending balance 12/31/2023	$1,009	$1,009

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment position in the Abiomed CVR, are as follows: (1) updates from Johnson and Johnson including new clinical trials data (2) the revenue trajectory from Abiomed as an independent public company before the acquisition and (3) existing information about the efficacy and safety of the company’s devices in related indications. A significant series of clinically adverse events associated with the Impella heart pump system could decrease the potential fair value of the CVR.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment position in the Novartis A.G CVR, are as follows: (1) updates from Novartis on the efficacy and safety of atrasentan from the phase 3 trial for IgA Nephropathy, (2) FDA communications specific to an NDA filing for atrasentan or more generally about risk mitigation for hepatoxicity of endothelin receptor antagonists, and (3) updates from clinical trials of atrasentan or other pharmaceuticals for the treatment of focal segmental glomerulosclerosis. A significant series of clinically adverse events associated with atrasentan could decrease the potential fair value of the CVR.

The total change in unrealized appreciation or depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2023 was $578 for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2022, or expected to be taken in the Fund’s December 31, 2023, year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Maryland, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transaction and short-term investments, amounted to $34,026,145 and $33,698,273, respectively. For the year ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $27,526,470 and $34,174,546, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the year ended December 31, 2023, the Fund incurred $140,278 in advisory fees, and $13,334 was due to the Adviser.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of December 31, 2023, the Plan has not been activated. For the year ended December 31, 2023, the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional
Fee for In-Kind and	Variable Charge for
Cash Purchases	Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION — TAX BASIS

At December 31, 2023, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Humankind US Stock ETF	$120,436,748	$15,758,839	$(5,049,411)	$10,709,428

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended December 31, 2023, and December 31, 2022, was as follows:

	Fiscal Year	Fiscal Year
	Ended	Ended
	December 31,	December 31,
	2023	2022
Ordinary Income	$2,335,275	$2,009,423
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,335,275	$2,009,423

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Post October				Total
Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
Ordinary	Long-Term	Late Year	Loss Carry	Book/Tax	Appreciation/	Earnings/
Income	Gains	Loss	Forwards	Differences	(Depreciation)	(Losses)
$—	$—	$—	$(13,731,065)	$—	$10,709,428	$(3,021,637)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships, and C-Corporation return of capital distributions.

At December 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$6,440,055	$7,291,010	$13,731,065	$—

Permanent book and tax differences, primarily attributable to redemptions In-Kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the fiscal year ended December 31, 2023, as follows:

Accumulated
Paid In Capital	Earnings (Losses)
$7,779,905	$(7,779,905)

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

8.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2023, the Fund was invested in the following restricted securities:

	Initial				% of
	Acquisition				Net
Security	Date	Shares	Cost	Value	Assets
ABIOMED, Inc. – CVR	12/22/2022	56	$431	$431	0.0%
Albireo Pharma, Inc. – CVR	3/3/2023	64	—	137	0.0%
Novartis A.G. – CVR	8/11/2023	535	—	578	0.0%
OmniAb, Inc. – Earnout shares	7/7/2021	74	427	409	0.0%

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Humankind US Stock ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholder of Humankind US Stock ETF and
to the Board of Directors of Humankind Benefit Corporation

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Humankind US Stock ETF (the “Fund”), a series of shares of beneficial interest in Humankind Benefit Corporation, as of December 31, 2023, the related statements of operations and changes in net assets for the year then ended, the related notes (collectively referred to as the “financial statements”), and the financial highlights for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations, the changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Fund for the year and periods ended December 31, 2022, and prior, were audited by another auditor whose report, dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Humankind US Stock ETF
EXPENSE EXAMPLE (Unaudited)
December 31, 2023

As a shareholder of the Fund you incur ongoing costs, which include management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023 (the “period”).

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	7/1/23	12/31/23	Ratio	7/1/23-12/31/23
Actual*	$1,000.00	$1,050.20	0.11%	$0.57
Hypothetical*
(5% return before expenses)	$1,000.00	$1,024.65	0.11%	$0.56

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period (184), divided by the number of days in the fiscal year (365).

Humankind US Stock ETF
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023

Approval of Continuation of Investment Advisory Agreement

At its meeting in November 2023, the Board of Directors (the “Board”), including the Independent Directors, considered the continuation of the Investment Advisory Agreement between the Humankind Benefit Corporation (the “Company”) and Humankind Investments, LLC (the “Adviser”) with respect to the Humankind U.S. Stock ETF (separately, the “Fund” and the “Investment Advisory Agreement”). The material factors and conclusions that formed the basis of the Board’s determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Board, including the Independent Directors, considered the scope of services that the Adviser provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that the Adviser effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) performing compliance services on behalf of the Fund. The Independent Directors noted no changes to the services that the Adviser provides to the Fund under the terms of the Investment Advisory Agreement. The Board, including the Independent Directors, considered the Adviser’s capitalization and its assets under management. The Board, including the Independent Directors further considered the investment philosophy and investment industry experience of the portfolio managers, and noted the investment methodology developed by the Adviser and utilized to manage the Fund’s portfolio consistent with the index it tracks, and in accordance with its investment strategy. The Board, including the Independent Directors also noted the Fund’s performance compared to its benchmark index for the one-year and since inception periods as of September 30, 2023. Based upon the foregoing, the Board, including the Independent Directors concluded that they are satisfied with the nature, extent, and quality of services that the Adviser provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Board, including the Independent Directors considered the unitary management fee that the Fund pays to the Adviser under the Investment Advisory Agreement, as well as the Adviser’s profitability from the services that it renders to the Fund, noting the said services were unprofitable during the last fiscal year and were projected to be unprofitable in the current fiscal year, absent substantial growth in the Fund’s assets. The Board, including the Independent Directors considered the Adviser’s business plans, as further discussed earlier in executive session, aimed at growing the

Humankind US Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2023

business and the path toward profitability. The Board, including the Independent Directors noted that, while a Rule 12b-1 Distribution Plan had been approved on behalf of the Fund, 12b-1 fees were neither accrued nor paid pursuant to the Rule 12b-1 Distribution Plan. The Independent Directors also considered Humankind’s commitment with respect to the Fund and the growth of assets in the Fund over time.

Comparative Fee and Expense Data. The Board, including the Independent Directors noted that the Fund’s unitary fee was less than the Morningstar category median and the Morningstar category average, and the Fund’s unitary fee was lower than both the median and average for the Broadridge custom peer group. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Board concluded that the Adviser’s advisory fee continues to be reasonable.

Economies of Scale. The Board, including the Independent Directors considered whether the Fund may benefit from any economies of scale and did not find that any meaningful economies of scale were realized and noted the relatively low level of assets in the Fund. The Board, including the Independent Directors also noted the Adviser’s view that due to the Fund’s total net asset and the Adviser’s current unprofitability with respect to the Fund, fee breakpoints are not necessary or appropriate at this time.

Other Benefits. The Board, including the Independent Directors noted that the Adviser does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions. The Board, including the Independent Directors concluded that all things considered, the Adviser does not receive material additional financial benefits from services rendered to the Fund.

General Conclusion. After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser throughout the course of the year and since the inception of the Fund, the Board, including the Independent Directors voting separately, concluded in its business judgment that the terms of the Investment Advisory Agreement between the Adviser and the Company were fair and reasonable, and that it would be in the best interests of the Fund and its shareholders to approve renewal of the Investment Advisory Agreement. In reaching this conclusion the Board, including the Independent Directors, did not give particular weight to any single piece of information or factor examined. The Board, including the Independent Directors considered various factors and information over the course of the year and since inception in numerous meetings, some of which were in executive session. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Investment Advisory Agreement.

Humankind US Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2023, the Company’s Liquidity Risk Management Program Administrator (the “Administrator”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Humankind US Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2023

Name (Year of Birth; Positions with the Funds since*)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex** Overseen by Director	Other Directorships Held During the Past 5 Years
Independent Directors
Jason Cik (1981); Director and Chairman of the Board since 2021	Founder and Owner, Naturepedic (since 2003)	1	None
Dina Kook (1987); Director since 2021	Managing Director, Head of Fund Finance, Monroe Capital LLC (since 2022); Director, Fund Finance, Financial Institutions Sector, ING Capital LLC (2010- 2022)	1	None
Zachary Roseman (1987) Director since 2021	Founder and Chief Executive Officer, Draftboard (since 2022); Chief Executive Officer, Mosaic Group; General Manager, Apalon	1	None
Interested Director
James Katz (1987); Director since 2020	Chief Executive Officer (since 2019) and Chief Compliance Officer (2019-2021), Humankind Investments LLC (since 2019); Quantitative Equity Analyst, Data Scientist, Vanguard (2016-2018)	1	Director, Humankind Financial Group, PBC (since 2020)

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2023, the Trust was comprised of 1 active portfolio managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund in the Trust advised by the Fund’s Adviser. The Fund does not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

Humankind US Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2023

Name (Year of Birth)	Position(s) Held with the Company	Principal Occupations During the Past 5 Years
James Katz (1987)	President, Principal Executive Officer, and Director	Chief Executive Officer (since 2019) and Chief Compliance Officer (2019-2021), Humankind Investments LLC; Quantitative Equity Analyst, Data Scientist, Vanguard (2016-2018).
Yi Yi Mon Aye Han (1984)	Vice President	Chief Operating Officer (since 2023), Director of Operations (2022), Portfolio Manager (since 2020), Humankind Investments LLC; Portfolio Manager, Senior Quantitative Analyst, Quantitative Analyst, Redwood Investment Management, LLC (2015-2020).
Brian Curley (1976)	Treasurer, and Principal Financial Officer	President, Northern Lights Fund Trust III (2023); Treasurer, Northern Lights Fund Trust III (since 2013); Treasurer, Cantor Fitzgerald Sustainable Infrastructure Fund (since 2022); Treasurer, Cantor Fitzgerald Select Trust (since 2023); Treasurer, Fairway Private Equity & Venture Capital Opportunities Fund (since 2022); Treasurer, Humankind US Stock ETF (since 2021); Vice President, Ultimus Fund Solutions, LLC (since 2014); Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Paul F. Leone (1963)	Secretary	Vice President, Senior Legal Counsel; Ultimus Fund Solutions (since 2020); Secretary, Capitol Series Trust (since 2021); Secretary, Papp Investment Trust (since 2021); Assistant Secretary, Texas Capital Funds Trust (Since 2023); Attorney, Leone Law Office P.C. (2019 to 2020); Senior Counsel, Empower Retirement (2015 to 2019).
Deryk Jones (1988)	Anti-Money Laundering Compliance Officer	Compliance Analyst, Northern Lights Compliance Services, LLC (since 2018); AML Officer, Princeton Everest Fund (since 2019); AML Officer, Lind Capital Municipal Credit Income Fund (since 2022); AML Officer, RM Opportunities Fund (since 2022); AML Officer, Reynolds Funds (since 2022); AML Officer, Zacks Trust (since 2022); AML Officer, Timothy Plan (since 2022); AML Officer, Boyar (since 2023).
N. Lynn Bowley (1958)	Chief Compliance Officer	Senior Vice President and Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2007).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-760-0005.

Humankind US Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2023

HUMANKIND BENEFIT CORPORATION

(the “Company”)

Privacy Policies and Procedures

The Humankind Benefit Corporation, (the “Company”) has adopted the following privacy policies in order to safeguard the personal information of the Company’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Company officers are responsible for ensuring that the following policies and procedures are implemented:

1) The Company is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations18. The Company will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Company conducts its business affairs through its Directors, officers and third parties that provide services pursuant to agreements with the Company. The Company has no employees. It is anticipated that the Directors and officers of the Company who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Company.

3) The Company may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4) The Company may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Company will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

[18]	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Humankind US Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2023

Consistent with these policies, the Company has adopted the following procedures:

1) The Company will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2) The Company will direct each of its Service Providers to adhere to the privacy policy of the Company and to its privacy policies with respect to all customer information of the Company and to take all actions reasonably necessary so that the Company is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3) The Company requires its Service Providers to provide periodic reports to the Company’s Board of Directors outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Company’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-557-6657 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Humankind Investments LLC
79 Madison Avenue New York, NY 10016

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUMANKIND-AR23

(b) Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)i The Registrant’s board of trustees has determined that Zachary Roseman is an audit committee financial expert, as defined in Item 3 of Form N-CSR.

(a)(2) Mr. Roseman is independent for purposes of this Item 3.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series 2022 2023

Humankind US Stock ETF $7,000 $10,000

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series 2022 2023

Humankind US Stock ETF $3,000 $3,000

(d)       All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal years ended December 31, 2022 and 2023

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2022 and 2023 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

(i)         Not applicable

(j)         Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz

James Katz, Director

Date 3/5/24

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz

James Katz, Principal Executive Officer/President

Date 3/5/24

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/5/24